MARKETABLE SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Due in one year or less - Amortized cost	$ 0
Due between one year to five years- Amortized cost	599
Gross unrealized gains (losses), Amortized cost	599
Due in one year or less - Gross unrealized Gains	0
Due between one year to five years - Gross unrealized Gains	65
Gross unrealized gains	65
Due in one year or less - Gross unrealized Losses	0
Due between one year to five years - Gross unrealized Losses	0
Gross unrealized Losses	0
Due in one year or less - Estimated fair value	0
Due between one year to five years - Estimated fair value	664
Available-for-sale Securities, Debt Securities	$ 664